Agreements (Details Textual) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Agreements (Textual) [Abstract]
Estimated nominal cost | $		$ 263,000
Average annual cost | $		21,900
DBS is entitled to a monthly discount | $		$ 80
Business obligation to acquire terminal equipment | ₪	₪ 147		₪ 71
Broadcast rights | ₪	342
January 21, 2018 [Member]
Agreements (Textual) [Abstract]
Total consideration | ₪	₪ 497
Business agreement, description	On January 21, 2018, Bezeq signed an agreement for the sale of a real estate asset in the Sakia complex for a total consideration of NIS 497, plus VAT, which may increase up to NIS 550, if the purchaser, in accordance with its right under the agreement, postpones the date of payment of up to two thirds of the consideration until December 31, 2022. Bezeq is expected to record a capital gain on the date on which the conditions for recognition of the sale of the asset are fulfilled in accordance with accounting principles. The final amount of the capital gain depends on the fees and levies that will apply to Bezeq for the sale of an asset.	On January 21, 2018, Bezeq signed an agreement for the sale of a real estate asset in the Sakia complex for a total consideration of NIS 497, plus VAT, which may increase up to NIS 550, if the purchaser, in accordance with its right under the agreement, postpones the date of payment of up to two thirds of the consideration until December 31, 2022. Bezeq is expected to record a capital gain on the date on which the conditions for recognition of the sale of the asset are fulfilled in accordance with accounting principles. The final amount of the capital gain depends on the fees and levies that will apply to Bezeq for the sale of an asset.